OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Long-Term Liabilities [Line Items]
Pension obligations (note 25)	$ (23,471)	$ (24,269)
Day 1 gain deferred revenue	(19,179)	(31,720)
Deferred commissioning period revenue	$ (6,276)	$ (10,396)
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Non-current portion of operating lease liabilities (note 13)	$ (5,881)	$ (3,587)
Underutilization liability (note 7)	0	(35,806)
Golar Arctic’s contract liability	(6,276)	(54,018)
Other payables	(6,793)	(6,834)
Other non-current liabilities	(61,600)	(120,428)
Asset retirement obligation	6,000	5,700
Removal costs capitalized	4,700
Oil
Schedule of Other Long-Term Liabilities [Line Items]
Golar Arctic’s contract liability	(14,800)	(24,500)
Gas
Schedule of Other Long-Term Liabilities [Line Items]
Golar Arctic’s contract liability	(4,400)	(7,200)
Golar Arctic
Schedule of Other Long-Term Liabilities [Line Items]
Golar Arctic’s contract liability	$ 0	$ (7,816)